Warrant liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Warrant liabilities	Warrant liabilities
At December 31, 2023 and December 31, 2024, the Group had no Public Warrants and no Private Placement Warrants outstanding after the Public Warrant holders exchanged all their warrants on October 3, 2023 and October 18, 2023 respectively. Private Placement Warrants holders exercised all their warrants on April 15, 2022.
Exchange of warrants
On April 15, 2022, all the Private Placement Warrants were exercised on a cashless basis, and the Private Placement Warrants holders received 1,334,949 ordinary shares of the Company. The Private Placement Warrants had a fair value of €13,854 thousand on the exercise date. For further details regarding the Private Placement Warrants exercise refer to Note 23.
In August 25, 2023, the Company announced the commencement of an exchange offer which provided Public Warrant holders the opportunity to receive 0.23 Ordinary Shares of the Company in exchange for each warrant tendered by such holders. This offer coincided with a solicitation of consents from holders of the Public Warrants to amend the Warrant Agreement, and require that each Public Warrant that is outstanding upon the closing of the exchange offer be converted into 0.207 Ordinary Shares of the Company.
On October 3, 2023, the Company exchanged 13,029,838 Public Warrants for Ordinary Shares of the Company at an exchange ratio of 0.23 shares for each Public Warrant exchanged. As a result, the Company issued 2,996,918 Ordinary Shares which includes fractional shares[7]. In connection with the exchange, the Company entered into the related amendment to the warrant agreement after receiving approval of approximately 94.3% by outstanding Public Warrant holders in relation to the consent solicitation, and exercised its right to exchange all remaining untendered Public Warrants at an exchange ratio of 0.207 Ordinary Shares of the Company for each warrant. The fair value of the Public Warrants that were exchanged on October 3, 2023 amounted to €7,298 thousand.
On October 18, 2023, in connection with the amendment of the Warrant Agreement, the Company exercised its right to exchange the remaining 770,110 Public Warrants for Ordinary Shares of the Company at an exchange ratio of 0.207 shares for each Public Warrant exchanged. As a result, the Company issued 159,413 Ordinary Shares. An additional 299 shares were issued in relation to the Public Warrants exchanged on October 18, 2023 to account for fractional shares[12]. The fair value of the Public Warrants that were exchanged on October 18, 2023 amounted to €271 thousand.
Movements in warrant liabilities
The financial liabilities for the warrants are accounted for at fair value through profit or loss. For further details on the assumptions and models used for estimating the fair value of the derivative warrants refer to Note 32.
During the year ended December 31, 2023 the Group recognized a total net fair value €6,273 thousand of (2022: gain of €27,103 thousand) in relation to the Public Warrants, in the consolidated statement of profit or loss, within finance income/(costs).
Movements in the warrant liabilities for the year ended December 31, 2024 are summarized as follows:

	Public Warrants		Private Placement Warrants		Total
	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)	Number of warrants	(in €‘000)
As at January 1, 2023	13,799,948	1,296	—	—	13,799,948	1,296
Warrants assumed on Transaction date
Change in fair value of warrant liabilities	—	6,273	—	—	—	6,273
Warrants exercised	(13,799,948)	(7,569)	—	—	(13,799,948)	(7,569)
As at December 31 , 2023	—	—	—	—	—	—
Change in fair value of warrant liabilities	—	—	—	—	—	—
Warrants exercised	—	—	—	—	—	—
As at December 31 , 2024	—	—	—	—	—	—